Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0000920522
Registrant Name	ESSEX PROPERTY TRUST, INC.
Registration File Number	333-281244
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES